Allowance for Loan Losses, Futher Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	$ 359	$ 530
Allowance for loans individually or collectively evaluated and not deemed to be impaired	7,438	6,386
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	7,797	6,916
Loans individually evaluated and deemed to be impaired	7,660	9,116
Loans individually or collectively evaluated and not deemed to be impaired	1,038,468	1,037,063
Amount of loans acquired with deteriorated credit quality	4,962	6,549
Total Loans	1,051,090	1,052,728
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	287	341
Allowance for loans individually or collectively evaluated and not deemed to be impaired	668	634
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	955	975	1,125	759
Loans individually evaluated and deemed to be impaired	5,318	5,695
Loans individually or collectively evaluated and not deemed to be impaired	424,885	443,734
Amount of loans acquired with deteriorated credit quality	372	383
Total Loans	430,575	449,812
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	52	185
Allowance for loans individually or collectively evaluated and not deemed to be impaired	3,555	3,210
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	3,607	3,395	3,028	2,337
Loans individually evaluated and deemed to be impaired	1,872	3,036
Loans individually or collectively evaluated and not deemed to be impaired	292,215	277,483
Amount of loans acquired with deteriorated credit quality	4,233	5,141
Total Loans	298,320	285,660
Real estate: Construction [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	254	169
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	254	169	22	280
Loans individually evaluated and deemed to be impaired	0	0
Loans individually or collectively evaluated and not deemed to be impaired	13,579	10,162
Amount of loans acquired with deteriorated credit quality	0	0
Total Loans	13,579	10,162
Commercial Business [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	20	4
Allowance for loans individually or collectively evaluated and not deemed to be impaired	2,362	1,871
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	2,382	1,875	1,735	1,148
Loans individually evaluated and deemed to be impaired	470	385
Loans individually or collectively evaluated and not deemed to be impaired	251,140	252,930
Amount of loans acquired with deteriorated credit quality	357	1,025
Total Loans	251,967	254,340
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	599	502
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	599	502	477	446
Loans individually evaluated and deemed to be impaired	0	0
Loans individually or collectively evaluated and not deemed to be impaired	56,649	52,754
Amount of loans acquired with deteriorated credit quality	0	0
Total Loans	$ 56,649	$ 52,754